COMMITMENTS (Details) - USD ($)						12 Months Ended
	Feb. 22, 2023	Dec. 16, 2022	Dec. 09, 2022	Dec. 08, 2022	Dec. 05, 2022	Dec. 31, 2022	Jul. 05, 2022
COMMITMENTS
Minimum period of piggy-back registration rights						5 years
Maximum period of piggy-back registration rights						7 years
Aggregate gross proceeds (as percentage)						4.50%
Amount of advisory fee payable						$ 5,175,000
Number of shares issued for services rendered					300,000
Placement agent fee (as percentage)							50.00%
Tigo Energy, Inc.
COMMITMENTS
Proceeds from Sale and Purchase Agreement					$ 2,300,000
Tigo Energy, Inc. | Private Units
COMMITMENTS
Number of shares sold for Sale and Purchase Agreement					424,000
Tigo Energy, Inc. | L1 Energy Capital Management
COMMITMENTS
Proceeds from the sale of convertible promissory notes	$ 50,000,000.0
Advisor Shares
COMMITMENTS
Number of shares issued for services rendered						300,000
Share price for services rendered						$ 10.20
Stock-based compensation expense						$ 0
Fixed Compensation Shares
COMMITMENTS
Number of shares issued for services rendered	100,000
Variable Compensation Shares
COMMITMENTS
Number of shares issued for services rendered	200,000
Quotient of equity raised divided	$ 50,000,000.0
Common Stock | Tigo Energy, Inc.
COMMITMENTS
Number of shares sold for Sale and Purchase Agreement					1,645,000
Non-Redemption Agreements
COMMITMENTS
Number of shares owned by stockholders			1,631,811	1,631,811
Share issue price by initial stockholders			$ 0.083	$ 0.083
Share issue price by initial stockholders, on one month extension			$ 0.05	$ 0.05
Payment made to non redeeming stockholders		$ 135,440
Non-redeeming stockholder agreement Initial Payment		$ 135,440
Financial advisor
COMMITMENTS
Placement agent fee (as percentage)							4.00%